Supplement to the currently effective Statements of Additional Information for the listed Funds:

DWS Capital Growth Fund
DWS Large Company Growth Fund

--------------------------------------------------------------------------------

The following information supplements the portion of the "Management of the Fund" section of the above mentioned Funds' current Statements of Additional Information applicable to each Fund.

Fund Ownership of Portfolio Managers:

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund, as well as in all DWS Funds as a group (i.e., those funds advised by DeAM or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of August 31, 2007 for Richard Shepley.

               Name of                       Dollar Range of                 Dollar Range of All
           Portfolio Manager                Fund Shares Owned               DWS Fund Shares Owned
           -----------------                -----------------               ---------------------
 Richard Shepley                                    $0                       $100,001 - $500,000

Conflicts of Interest:

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account.
This information is provided as of August 31, 2007 for Richard Shepley.

Other SEC Registered Investment Companies Managed:

                                                                           Number of
                                                                           Investment
                                Number of        Total Assets of            Company
                                Registered          Registered           Accounts with         Total Assets of
Name of                         Investment          Investment            Performance-        Performance-Based
Portfolio Manager               Companies           Companies              Based Fee             Fee Accounts
-----------------               ---------           ---------              ---------             ------------

Richard Shepley                     0               $0                        0                        $0

Other Pooled Investment Vehicles Managed:

                                Number of       Total Assets of          Number of Pooled        Total Assets of
                                  Pooled             Pooled             Investment Vehicle         Performance-
Name of                         Investment         Investment             Accounts with             Based Fee
Portfolio Manager                Vehicles           Vehicles          Performance-Based Fee          Accounts
-----------------                --------           --------          ---------------------          --------

Richard Shepley                  1                  $6,601,010                 0                       $0



Other Accounts Managed:

                                                                         Number of Other         Total Assets of
                                Number of                                 Accounts with            Performance-
Name of                           Other         Total Assets of            Performance-             Based Fee
Portfolio Manager               Accounts        Other Accounts              Based Fee                Accounts
-----------------               --------        --------------              ---------                --------

Richard Shepley                   9                $593,732,398                0                       $0





               Please Retain This Supplement for Future Reference


October 17, 2007